Export Sales (Tables)	12 Months Ended
Jul. 03, 2016
Schedule of Sales to Locations Outside of the United States

Total export sales, sales from the United States to locations outside of the United States, are summarized as follows (thousands of dollars and percent of total net sales):

			Years Ended
	July 3, 2016		June 28, 2015		June 29, 2014
	Net Sales	%	Net Sales %		Net Sales	%
Export Sales	$152,728	38%	$141,584	34%	$119,099	34%

Geographic Concentration Risk | Canada
Schedule of Sales to Locations Outside of the United States

Countries for which customer sales account for ten percent or more of total net sales are summarized as follows (thousands of dollars and percent of total net sales):

			Years Ended
	July 3, 2016		June 28, 2015		June 29, 2014
	Net Sales	%	Net Sales %		Net Sales	%
Export Sales into Canada	$74,310	19%	$60,987	15%	$76,736	22%